POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Water Portfolio
PowerShares MENA Frontier Countries Portfolio
PowerShares S&P International Developed High Quality Portfolio

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio (the "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Instead, the Fund generally invests in all of the securities comprising its underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

•  On page 33, the second sentence of the second paragraph in the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

•  On page 35, under the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 35, under the section titled "PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

•  On page 86, under the section titled "Additional Information About the Funds' Strategies and Risks," the second paragraph in the subsection titled "Principal Investment Strategies" is deleted and replaced with the following:

Each Fund (except for PowerShares FTSE RAFI Emerging Markets Portfolio) generally invests in all of the securities comprising its Underlying Index in proportion to the weightings of the securities comprising the Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Index.

•  On page 86, under the section titled "Additional Information About the Funds' Strategies and Risks," the first sentence of the third paragraph in the subsection titled "Principal Investment Strategies" is deleted and replaced with the following:

Because of the practical difficulties and expense of purchasing all of the securities in the Underlying Index of PowerShares FTSE RAFI Emerging Markets Portfolio, the Fund does not purchase all of the securities in its Underlying Index; instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

•  On page 106, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Risks of Investing in the Funds," the subsection titled "Sampling Risk" is deleted and replaced with the following:

Sampling Risk

PowerShares FTSE RAFI Emerging Markets Portfolio's use of a representative sampling approach will result in the Fund holding a smaller number of securities than are in the Fund's Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Please Retain This Supplement For Future Reference.

P-PS-PRO-8 SUP-1 061413

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

PowerShares CEF Income Composite Portfolio (the "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Instead, the Fund generally invests in all of the securities comprising its underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

•  On page 15, the fifth sentence of the first paragraph in the section titled "PowerShares CEF Income Composite Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

•  On page 19, under the section titled "PowerShares CEF Income Composite Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

•  On page 19, under the section titled "PowerShares CEF Income Composite Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 87, under the section titled "Additional Information About the Funds' Strategies and Risks," the second paragraph in the subsection titled "Principal Investment Strategies" is deleted and replaced with the following:

Each of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Emerging Markets Sovereign Debt Portfolio generally invests in all of the securities comprising its Underlying Index in proportion to the weightings of the securities in that Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Index.

•  On page 87, under the section titled "Additional Information About the Funds' Strategies and Risks," the first sentence of the third paragraph in the subsection titled "Principal Investment Strategies" is deleted and replaced with the following:

For each Fund (except for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Emerging Markets Sovereign Debt Portfolio), because of the practical difficulties and expense of purchasing all of the securities in each Fund's respective Underlying Index, each Fund does not purchase all of the securities in its Underlying Index; instead, each Fund utilizes a "sampling" methodology to seek to achieve its respective investment objective.

•  On page 110, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Risks of Investing in the Funds," the subsection titled "Sampling Risk" is deleted and replaced with the following:

Sampling Risk

Each Fund's (except for PowerShares 1-30 Laddered Treasury Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Emerging Markets Sovereign Debt Portfolio) use of a representative sampling approach will result in it holding a smaller number of securities than are in its Underlying Index. As a result, an adverse development to an issuer of securities that a Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in its Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Please Retain This Supplement For Future Reference.

P-PS-PRO-9 SUP-5 061413

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500® High Beta Portfolio
PowerShares S&P 500® Low Volatility Portfolio
PowerShares S&P 500® High Dividend Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares DWA SmallCap Technical LeadersTM Portfolio

Each of PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio (each, a "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its respective underlying index. Instead, each Fund generally invests in all of the securities comprising its respective underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

•  On page 60, the sixth sentence of the first paragraph in the section titled "PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

•  On page 61, under the section titled "PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 62, under the section titled "PowerShares S&P International Developed Low Volatility Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

•  On page 65, the sixth sentence of the first paragraph in the section titled "PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

•  On page 67, under the section titled "PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 67, under the section titled "PowerShares S&P Emerging Markets Low Volatility Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

•  On page 70, the seventh sentence of the first paragraph in the section titled "PowerShares S&P International Developed High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

•  Beginning on page 71, under the section titled "PowerShares S&P International Developed High Beta Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 72, under the section titled "PowerShares S&P International Developed High Beta Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

•  On page 75, the seventh sentence of the first paragraph in the section titled "PowerShares S&P Emerging Markets High Beta Portfolio—Summary Information—Principal Investment Strategies" is deleted and replaced with the following:

The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

•  On pages 77, under the section titled "PowerShares S&P Emerging Markets High Beta Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 77, under the section titled "PowerShares S&P Emerging Markets High Beta Portfolio—Summary Information—Principal Risks of the Fund," the third sentence of the subsection titled "Non-Correlation Risk" is deleted.

•  On page 83, under the section titled "Additional Information About the Funds' Strategies and Risks," the second paragraph in the subsection titled "Principal Investment Strategies" is deleted and replaced with the following:

Each Fund generally invests in all of the securities comprising its Underlying Index in proportion to the weightings of the securities in that Underlying Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, a Fund may purchase a sample of securities in its Underlying Index.

•  On page 83, under the section titled "Additional Information About the Funds' Strategies and Risks," the third paragraph in the subsection titled "Principal Investment Strategies" is deleted.

•  Beginning on page 99, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Risks of Investing in the Funds," the subsection titled "Sampling Risk" is deleted.

Please Retain This Supplement For Future Reference.

P-PS-PRO-12 SUP-1 061413

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 14, 2013 TO THE STATEMENT OF
ADDITIONAL INFORMATION DATED MARCH 1, 2013

Each of PowerShares CEF Income Composite Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P Emerging Markets Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares S&P Emerging Markets High Beta Portfolio (each, a "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its respective underlying index. Instead, each Fund generally invests in all of the securities comprising its respective underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Statement of Additional Information is changed as follows:

•  Beginning on page 8, under the section titled "Investment Strategies and Risks," the second paragraph in the subsection titled "Investment Strategies" is deleted and replaced with the following:

Each Fund operates as an index fund and will not be actively managed. Each Fund (except for PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio) attempts to replicate, before fees and expenses, the performance of its Underlying Index, although a Fund may use sampling techniques for the purpose of complying with regulatory or investment restrictions or when sampling is deemed appropriate to track the Underlying Index. Each of PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio uses a "sampling" methodology to seek to achieve its respective investment objective, which may cause such Fund not to be as well-correlated with the return of its Underlying Index as would be the case if such Fund purchased assets of the securities in its respective Underlying Index in the proportions represented in such Underlying Index.

•  Beginning on page 9, under the section titled "Investment Strategies and Risks," the first sentence of the sixth paragraph in the subsection titled "Investment Risks" is deleted and replaced with the following:

In addition, the use of a representative sampling approach by PowerShares Build America Bond Portfolio, PowerShares Chinese Yuan Dim Sum Bond Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares Fundamental High Yield® Corporate Bond Portfolio, PowerShares Fundamental Investment Grade Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares Preferred Portfolio, PowerShares Senior Loan Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio may cause each of these Funds not to be as well correlated with the return of its Underlying Index as would be the case if the Fund purchased all of the securities in its Underlying Index in the proportions represented in such Underlying Index.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-4 061413